IDR Core Property Index Fund Ltd

SCHEDULE OF INVESTMENTS

As of September 30, 2021 (Unaudited)

	Original Acquisition Date	Shares/Units	Percent of Net Assets	Cost	Fair Value
PRIVATE REAL ESTATE INVESTMENT FUNDS – 100.4%
UNITED STATES OF AMERICA (a)(b) – 100.4%
Clarion Lion Properties Fund, LP	4/1/2021	1,484	21.6%	$2,312,559	$2,524,379
Invesco Core Real Estate - U.S.A., L.P.	4/1/2021	59,378	21.1%	2,258,408	2,456,952
Prime Property Fund, LLC	6/30/2021	156	27.0%	3,000,000	3,145,155
PRISA LP	4/1/2021	1,244	21.6%	2,262,434	2,521,786
Smart Markets Fund, L.P.	9/1/2021	594	9.1%	1,000,000	1,065,607

TOTAL PRIVATE REAL ESTATE INVESTMENT FUNDS	10,833,401	11,713,879

TOTAL INVESTMENTS – 100.4%	10,833,401	11,713,879
Liabilities in excess of other assets – (0.4)%		(50,414)
NET ASSETS – 100%		$11,663,465

(a)	Restricted security. The total cost and fair value of these restricted investments as of September 30, 2021 was $10,833,401 and $11,713,879, respectively, which represents 100.4% of total net assets of the Fund.

(b)	Redemptions permitted quarterly and redemption notices for the private real estate investment funds is 90 days.